Dividends (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 19, 2025 USD ($) $ / shares	Nov. 20, 2020 USD ($)	Aug. 11, 2020 USD ($)	Dec. 31, 2024 USD ($) policy
Dividends Payable [Line Items]
Quarterly dividend policy, term (in years)			3 years
Total cash dividend amount expected to be paid			$ 300,000
Quarterly dividend amount expected to be paid			$ 25,000
Additional quarterly dividend policy, term (in years)		3 years
Additional total cash dividend amount expected to be paid		$ 200,000
Additional quarterly dividend amount expected to be paid		$ 16,670
Number of quarterly dividend policy expired | policy				2
Dividends payable				$ 0
Subsequent Event
Dividends Payable [Line Items]
Total cash dividend amount expected to be paid	$ 600,000
Subsequent Event | Quarterly dividend for Q1 in 2025
Dividends Payable [Line Items]
Declaration of dividends | $ / shares	$ 0.0465
ADS | Subsequent Event | Quarterly dividend for Q1 in 2025
Dividends Payable [Line Items]
Declaration of dividends | $ / shares	$ 0.93